Trade and other payables (Tables)	3 Months Ended
Mar. 31, 2025
Trade and other payables
Schedule of trade and other payables

	March 31,	December 31,
	2025	2024
	$'m	$'m

Non‑current
Other payables	6.0	5.2
	6.0	5.2
Current
Trade payables	207.6	232.9
Deferred revenue	75.4	64.9
Withholding tax payable	9.1	2.2
Payroll and other related statutory liabilities	28.2	42.8
VAT payables	27.5	30.0
Other payables	50.5	49.7
	398.3	422.5